REVERSE STOCK SPLIT (Details Narrative)		1 Months Ended
	Aug. 07, 2024	Mar. 31, 2026
Subsequent Event [Line Items]
Stockholders equity, reverse stock split description	sixty thousand pre-split shares (1:60,000)
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders equity, reverse stock split description		the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of March 2026 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per twenty-five pre-split shares (1:25) (the “Reverse Stock Split”). The Reverse Stock Split became effective as of May 18, 2026. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.